Employee benefit plans	12 Months Ended
Mar. 31, 2016
Employee benefit plans

20. Employee benefit plans:

Pension and severance plans -

Upon terminations of employment, employees of the parent company and subsidiaries in Japan are entitled, under the retirement plans of each company, to lump-sum indemnities or pension payments, based on current rates of pay and lengths of service or the number of “points” mainly determined by those. Under normal circumstances, the minimum payment prior to retirement age is an amount based on voluntary retirement. Employees receive additional benefits on involuntary retirement, including retirement at the age limit.

Effective October 1, 2004, the parent company amended its retirement plan to introduce a “point” based retirement benefit plan. Under the new plan, employees are entitled to lump-sum or pension payments determined based on accumulated “points” vested in each year of service.

There are three types of “points” that vest in each year of service consisting of “service period points” which are attributed to the length of service, “job title points” which are attributed to the job title of each employee, and “performance points” which are attributed to the annual performance evaluation of each employee. Under normal circumstances, the minimum payment prior to retirement age is an amount reflecting an adjustment rate applied to represent voluntary retirement. Employees receive additional benefits upon involuntary retirement, including retirement at the age limit.

Effective October 1, 2005, the parent company partly amended its retirement plan and introduced the quasi cash-balance plan under which benefits are determined based on the variable-interest crediting rate rather than the fixed-interest crediting rate as was in the pre-amended plan.

The parent company and most subsidiaries in Japan have contributory funded defined benefit pension plans, which are pursuant to the Corporate Defined Benefit Pension Plan Law (CDBPPL). The contributions to the plans are funded with several financial institutions in accordance with the applicable laws and regulations. These pension plan assets consist principally of common stocks, government bonds and insurance contracts.

Most foreign subsidiaries have pension plans or severance indemnity plans covering substantially all of their employees under which the cost of benefits are currently invested or accrued. The benefits for these plans are based primarily on lengths of service and current rates of pay.

Toyota uses a March 31 measurement date for its benefit plans.

Information regarding Toyota’s defined benefit plans is as follows:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2015	2016	2015	2016
Change in benefit obligation
Benefit obligation at beginning of year	1,657,520	1,721,225	705,583	976,930
Service cost	73,256	78,611	41,147	47,544
Interest cost	21,746	17,509	37,993	40,340
Plan participants’ contributions	871	898	575	404
Plan amendments	(381)	(489)	3,217	(573)
Net actuarial (gain) loss	51,198	160,983	116,787	(22,332)
Acquisition and other	(18,523)	(138)	91,097	(63,107)
Benefits paid	(64,462)	(66,443)	(19,469)	(15,951)

Benefit obligation at end of year	1,721,225	1,912,156	976,930	963,255

Change in plan assets
Fair value of plan assets at beginning of year	1,244,466	1,447,802	580,982	713,528
Actual return on plan assets	212,908	(94,669)	59,800	11,042
Acquisition and other	(11,341)	(88)	74,171	(45,801)
Employer contributions	38,917	53,060	14,660	25,612
Plan participants’ contributions	871	898	575	404
Benefits paid	(38,019)	(37,767)	(16,660)	(11,984)

Fair value of plan assets at end of year	1,447,802	1,369,236	713,528	692,801

Funded status	273,423	542,920	263,402	270,454

Amounts recognized in the consolidated balance sheets as of March 31, 2015 and 2016 are comprised of the following:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2015	2016	2015	2016
Accrued expenses (Accrued pension and severance costs)	26,906	29,023	2,411	3,161
Accrued pension and severance costs	595,598	632,340	284,695	272,571
Investments and other assets - Other (Prepaid pension and severance costs)	(349,081)	(118,443)	(23,704)	(5,278)

Net amount recognized	273,423	542,920	263,402	270,454

Amounts recognized in accumulated other comprehensive income (loss) as of March 31, 2015 and 2016 are comprised of the following:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2015	2016	2015	2016
Net actuarial loss	(110,948)	(395,686)	(133,594)	(137,443)
Prior service costs	43,879	39,699	(4,499)	(3,491)
Net transition obligation	—	—	—	—

Net amount recognized	(67,069)	(355,987)	(138,093)	(140,934)

The accumulated benefit obligation for all defined benefit pension plans was ¥1,647,345 million and ¥1,852,556 million in Japanese plans, ¥874,629 million and ¥892,154 million in Foreign plans at March 31, 2015 and 2016, respectively.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2015	2016	2015	2016
Projected benefit obligation	838,224	892,078	341,416	311,256
Accumulated benefit obligation	805,107	863,593	324,160	300,026
Fair value of plan assets	217,738	242,096	65,533	66,183

Components of the net periodic pension cost are as follows:

	Yen in millions
	For the years ended March 31,
	Japanese plans			Foreign plans
	2014	2015	2016	2014	2015	2016
Service cost	64,549	73,256	78,611	36,908	41,147	47,544
Interest cost	24,518	21,746	17,509	32,153	37,993	40,340
Expected return on plan assets	(26,768)	(31,255)	(35,012)	(34,059)	(40,784)	(44,616)
Amortization of prior service costs	(5,566)	(4,723)	(4,669)	359	377	435
Recognized net actuarial loss	12,562	7,302	5,850	5,224	2,892	7,121
Amortization of net transition obligation	—	—	—	—	—	—

Net periodic pension cost	69,295	66,326	62,289	40,585	41,625	50,824

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) are as follows:

	Yen in millions
	For the years ended March 31,
	Japanese plans			Foreign plans
	2014	2015	2016	2014	2015	2016
Net actuarial gain (loss)	71,890	130,455	(290,664)	52,253	(97,772)	(11,242)
Recognized net actuarial loss	12,562	7,302	5,850	5,224	2,892	7,121
Prior service costs	427	381	489	(96)	(3,217)	573
Amortization of prior service costs	(5,566)	(4,723)	(4,669)	359	377	435
Amortization of net transition obligation	—	—	—	—	—	—
Other	—	46	76	(7,605)	7,564	272

Total recognized in other comprehensive income (loss)	79,313	133,461	(288,918)	50,135	(90,156)	(2,841)

“Other” includes the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest and currency translation adjustments during the years ended March 31, 2014, 2015 and 2016.

The estimated prior service costs and net actuarial loss that will be amortized from accumulated other comprehensive income (loss) into net periodic pension cost during the year ending March 31, 2017 are ¥(4,600) million and ¥14,500 million in Japanese plans, ¥400 million and ¥6,400 million in Foreign plans, respectively.

Weighted-average assumptions used to determine benefit obligations as of March 31, 2015 and 2016 are as follows:

	March 31,
	Japanese plans		Foreign plans
	2015	2016	2015	2016
Discount rate	1.1%	0.5%	4.0%	4.2%
Rate of compensation increase	2.5%	2.7%	4.4%	3.9%

As of March 31, 2015 and 2016, the parent company and certain subsidiaries in Japan employ “point” based retirement benefit plans and do not use the rates of compensation increase to determine benefit obligations.

Weighted-average assumptions used to determine net periodic pension cost for the years ended March 31, 2014, 2015 and 2016 are as follows:

	For the years ended March 31,
	Japanese plans			Foreign plans
	2014	2015	2016	2014	2015	2016
Discount rate	1.7%	1.4%	1.1%	4.5%	4.8%	4.0%
Expected return on plan assets	2.6%	2.5%	2.5%	6.9%	6.7%	6.3%
Rate of compensation increase	2.2%	2.1%	2.5%	4.6%	4.5%	4.4%

During the years ended March 31, 2014, 2015 and 2016, the parent company and certain subsidiaries in Japan employ “point” based retirement benefit plans and do not use the rates of compensation increase to determine net periodic pension cost.

The expected rate of return on plan assets is determined after considering several applicable factors including, the composition of plan assets held, assumed risks of asset management, historical results of the returns on plan assets, Toyota’s principal policy for plan asset management, and forecasted market conditions.

Toyota’s policy and objective for plan asset management is to maximize returns on plan assets to meet future benefit payment requirements under risks which Toyota considers permissible. Asset allocations under the plan asset management are determined based on plan asset management policies of each plan which are established to achieve the optimized asset compositions in terms of the long-term overall plan asset management. In Japanese plans, excepting equity securities contributed by Toyota, approximately 45% of the plan assets is invested in equity securities, approximately 30% is invested in debt securities, and the rest of them is invested in insurance contracts and other products. In Foreign plans, excepting equity securities contributed by Toyota, approximately 55% of the plan assets is invested in equity securities, approximately 30% is invested in debt securities, and the rest of them is invested in other products. When actual allocations are not in line with target allocations, Toyota rebalances its investments in accordance with the policies. Prior to making individual investments, Toyota performs in-depth assessments of corresponding factors including category of products, industry type, currencies and liquidity of each potential investment under consideration to mitigate concentrations of risks such as market risk and foreign currency exchange rate risk. To assess performance of the investments, Toyota establishes bench mark return rates for each individual investment, combines these individual bench mark rates based on the asset composition ratios within each asset category, and compares the combined rates with the corresponding actual return rates on each asset category.

The following table summarizes the fair value of classes of plan assets as of March 31, 2015 and 2016. See note 27 to the consolidated financial statements for three levels of input which are used to measure fair value.

Japanese plans

	Yen in millions
	March 31, 2015
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	603,293	—	—	603,293
Commingled funds	—	163,543	—	163,543

	603,293	163,543	—	766,836

Debt securities
Government bonds	91,348	—	—	91,348
Commingled funds	—	247,261	—	247,261
Other	—	23,267	233	23,500

	91,348	270,528	233	362,109

Insurance contracts	—	175,068	—	175,068
Other	23,549	70,133	50,107	143,789

Total	718,190	679,272	50,340	1,447,802

	Yen in millions
	March 31, 2016
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	500,990	—	—	500,990
Commingled funds	—	168,297	—	168,297

	500,990	168,297	—	669,287

Debt securities
Government bonds	90,330	—	—	90,330
Commingled funds	—	249,565	—	249,565
Other	—	33,362	146	33,508

	90,330	282,927	146	373,403

Insurance contracts	—	198,074	—	198,074
Other	39,232	32,320	56,920	128,472

Total	630,552	681,618	57,066	1,369,236

Foreign plans

	Yen in millions
	March 31, 2015
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	244,542	—	—	244,542
Commingled funds	—	177,115	—	177,115

	244,542	177,115	—	421,657

Debt securities
Government bonds	67,534	—	—	67,534
Commingled funds	—	71,712	—	71,712
Other	3,691	52,501	—	56,192

	71,225	124,213	—	195,438

Insurance contracts	—	—	—	—
Other	16,839	12,764	66,830	96,433

Total	332,606	314,092	66,830	713,528

	Yen in millions
	March 31, 2016
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	201,967	—	—	201,967
Commingled funds	—	173,266	—	173,266

	201,967	173,266	—	375,233

Debt securities
Government bonds	75,222	—	—	75,222
Commingled funds	—	84,130	—	84,130
Other	—	47,583	—	47,583

	75,222	131,713	—	206,935

Insurance contracts	—	—	—	—
Other	12,566	15,308	82,759	110,633

Total	289,755	320,287	82,759	692,801

The following is description of the assets, information about the valuation techniques used to measure fair value, key inputs and significant assumptions:

Quoted market prices for identical securities are used to measure fair value of common stocks. Common stocks include 77% of Japanese stocks and 23% of foreign stocks as of March 31, 2015, and 75% of Japanese stocks and 25% of foreign stocks as of March 31, 2016 in Japanese plans. Common stocks include mainly foreign stocks as of March 31, 2015 and 2016 in Foreign plans.

Quoted market prices for identical securities are used to measure fair value of government bonds. Government bonds include 36% of Japanese government bonds and 64% of foreign government bonds as of March 31, 2015, and 27% of Japanese government bonds and 73% of foreign government bonds as of March 31, 2016 in Japanese plans. Government bonds include mainly foreign government bonds as of March 31, 2015 and 2016 in Foreign plans.

Commingled funds are beneficial interests of collective trust. The fair values of commingled funds are measured using the net asset value (“NAV”) provided by the administrator of the fund, and are categorized by the ability to redeem investments at the measurement day.

The fair values of insurance contracts are measured using contracted amount with accrued interest.

“Other” consists of cash equivalents, other private placement investment funds and other assets. The fair values of other private placement investment funds are measured using the NAV provided by the administrator of the fund, and are categorized by the ability to redeem investments at the measurement day.

The following tables summarize the changes in Level 3 plan assets measured at fair value for the years ended March 31, 2014, 2015 and 2016:

Japanese plans

	Yen in millions
	For the years ended March 31,
	2014			2015			2016
	Debt securities	Other	Total	Debt securities	Other	Total	Debt securities	Other	Total
Balance at beginning of year	441	41,535	41,976	322	47,760	48,082	233	50,107	50,340
Actual return on plan assets	2	3,583	3,585	2	1,169	1,171	1	(965)	(964)
Purchases, sales and settlements	(121)	2,642	2,521	(91)	1,178	1,087	(88)	7,778	7,690
Other	—	—	—	—	—	—	—	—	—

Balance at end of year	322	47,760	48,082	233	50,107	50,340	146	56,920	57,066

Foreign plans

	Yen in millions
	For the years ended March 31,
	2014	2015	2016
	Other	Other	Other
Balance at beginning of year	40,607	47,866	66,830
Actual return on plan assets	791	4,699	1,987
Purchases, sales and settlements	1,987	7,698	18,476
Other	4,481	6,567	(4,534)

Balance at end of year	47,866	66,830	82,759

Toyota expects to contribute ¥40,190 million in Japanese plans and ¥24,238 million in Foreign plans to its pension plans in the year ending March 31, 2017.

The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Yen in millions
Years ending March 31,	Japanese plans	Foreign plans
2017	71,433	16,358
2018	73,067	36,437
2019	79,214	18,419
2020	80,526	19,979
2021	80,867	21,649
from 2022 to 2026	438,760	137,021

Total	823,867	249,863

Postretirement benefits other than pensions and postemployment benefits -

Toyota’s U.S. subsidiaries provide certain health care and life insurance benefits to eligible retired employees. In addition, Toyota provides benefits to certain former or inactive employees after employment, but before retirement. These benefits are provided through various insurance companies, health care providers and others. The costs of these benefits are recognized over the period the employee provides credited service to Toyota. Toyota’s obligations under these arrangements are not material.